Risk management (Details 4) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Cash/Applications/Debt Instruments	R$ 219,337	R$ 187,409	R$ 120,521
Loans and advances to customers	6,374	8,796	8,355
Derivatives	287,611	279,412	311,446
Others	3,687	3,208	1,251
Total	517,009	478,825	441,573
Funding in foreign currency	157,820	120,301	85,315
Derivatives	260,964	226,231	248,464
Others	104,320	134,324	109,702
Total	523,105	480,855	443,482
Currency Risk Dollar [Member]
IfrsStatementLineItems [Line Items]
Cash/Applications/Debt Instruments	214,500	180,331	114,021
Loans and advances to customers	3,699	4,515	5,529
Derivatives	267,585	261,584	289,245
Others	3,687	3,208	1,251
Total	489,470	449,638	410,046
Funding in foreign currency	154,096	116,957	80,991
Derivatives	238,389	202,299	225,554
Others	99,544	132,513	105,570
Total	492,029	451,769	412,115
Currency Risk Euro [Member]
IfrsStatementLineItems [Line Items]
Cash/Applications/Debt Instruments	1,043	3,156	1,337
Loans and advances to customers	2,585	3,818	2,218
Derivatives	11,024	10,126	14,190
Others
Total	14,652	17,100	17,745
Funding in foreign currency	851	1,676	2,194
Derivatives	14,392	14,361	14,279
Others	3,043	996	1,220
Total	18,286	17,033	17,693
Currency Risk Others [Member]
IfrsStatementLineItems [Line Items]
Cash/Applications/Debt Instruments	3,794	3,922	5,163
Loans and advances to customers	90	463	608
Derivatives	9,002	7,702	8,011
Others
Total	12,887	12,087	13,782
Funding in foreign currency	2,873	1,668	2,130
Derivatives	8,183	9,571	8,631
Others	1,733	815	2,912
Total	R$ 12,789	R$ 12,054	R$ 13,673